Fair Value - Level 3 rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 3,723,170		$ 3,805,380
Realized and unrealized investment (losses) gains included in net income	554,742		280,542
Purchases	1,452,736		914,589
Settlements and sales	(1,204,649)	[1]	(1,279,173)
Level 3 transfers, Net	(4,401)		1,832
Balance, end of year	4,521,598		3,723,170
Change in unrealized investment (losses) gains relating to assets held at end of year	366,652		318,819
Fixed maturities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	154,535		180,342
Realized and unrealized investment (losses) gains included in net income	(7,165)		(5,913)
Purchases	0		0
Settlements and sales	(35,425)	[1]	(19,894)
Level 3 transfers, Net	0		0
Balance, end of year	111,945		154,535
Change in unrealized investment (losses) gains relating to assets held at end of year	(8,818)		(5,908)
Sales	17,000
Fixed maturities | U.S. states, territories and municipalities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	120,477		143,427
Realized and unrealized investment (losses) gains included in net income	(7,330)		(5,785)
Purchases	0		0
Settlements and sales	(17,966)		(17,165)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	95,181		120,477
Change in unrealized investment (losses) gains relating to assets held at end of year	(8,818)		(5,780)
Fixed maturities | Asset-backed securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	17,528		18,228
Realized and unrealized investment (losses) gains included in net income	0		0
Purchases	0		0
Settlements and sales	(764)		(700)
Level 3 transfers, Net	0		0
Balance, end of year	16,764		17,528
Change in unrealized investment (losses) gains relating to assets held at end of year	0		0
Fixed maturities | Corporate bonds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	16,530		18,687
Realized and unrealized investment (losses) gains included in net income	165		(128)
Purchases	0		0
Settlements and sales	(16,695)		(2,029)
Level 3 transfers, Net	0		0
Balance, end of year	0		16,530
Change in unrealized investment (losses) gains relating to assets held at end of year	0		(128)
Equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	1,479,502		1,211,761
Realized and unrealized investment (losses) gains included in net income	275,768		199,901
Purchases	65,464		89,257
Settlements and sales	(171,558)	[1]	(25,911)
Level 3 transfers, Net	(4,401)		4,494
Balance, end of year	1,644,775		1,479,502
Change in unrealized investment (losses) gains relating to assets held at end of year	202,608		204,908
Sales	172,000		26,000
Equities | Energy
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	34,448		0
Realized and unrealized investment (losses) gains included in net income	54,509		3,419
Purchases	6		31,128
Settlements and sales	(86,595)		(99)
Level 3 transfers, Net	0		0
Balance, end of year	2,368		34,448
Change in unrealized investment (losses) gains relating to assets held at end of year	1,326		3,320
Equities | Consumer noncyclical
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	6,886		0
Realized and unrealized investment (losses) gains included in net income	7,557		(3,168)
Purchases	0		5,560
Settlements and sales	0		0
Level 3 transfers, Net	(4,362)		4,494
Balance, end of year	10,081		6,886
Change in unrealized investment (losses) gains relating to assets held at end of year	4,522		278
Equities | Insurance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	4,000		9,403
Realized and unrealized investment (losses) gains included in net income	0		(5,403)
Purchases	0		0
Settlements and sales	(4,000)		0
Level 3 transfers, Net	0		0
Balance, end of year	0		4,000
Change in unrealized investment (losses) gains relating to assets held at end of year	0		4,000
Equities | Real estate
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	2,338		2,385
Realized and unrealized investment (losses) gains included in net income	(241)		(416)
Purchases	0		369
Settlements and sales	0		0
Level 3 transfers, Net	0		0
Balance, end of year	2,097		2,338
Change in unrealized investment (losses) gains relating to assets held at end of year	(241)		(416)
Equities | Consumer cyclical
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	475		0
Realized and unrealized investment (losses) gains included in net income	(916)		0
Purchases	1,835		475
Settlements and sales	0		0
Level 3 transfers, Net	0		0
Balance, end of year	1,394		475
Change in unrealized investment (losses) gains relating to assets held at end of year	(916)		0
Equities | Industrials
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	39		0
Realized and unrealized investment (losses) gains included in net income	245		(491)
Purchases	309		530
Settlements and sales	(334)		0
Level 3 transfers, Net	(39)		0
Balance, end of year	220		39
Change in unrealized investment (losses) gains relating to assets held at end of year	99		(491)
Equities | Finance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	138		126
Realized and unrealized investment (losses) gains included in net income	(10)		12
Purchases	0		0
Settlements and sales	0		0
Level 3 transfers, Net	0		0
Balance, end of year	128		138
Change in unrealized investment (losses) gains relating to assets held at end of year	(10)		12
Equities | Mutual funds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	1,428,080		1,199,847
Realized and unrealized investment (losses) gains included in net income	212,723		206,654
Purchases	60,845		47,391
Settlements and sales	(80,629)		(25,812)
Level 3 transfers, Net	0		0
Balance, end of year	1,621,019		1,428,080
Change in unrealized investment (losses) gains relating to assets held at end of year	195,927		198,911
Equities | Diversified
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	3,098		0
Realized and unrealized investment (losses) gains included in net income	1,901		(706)
Purchases	2,469		3,804
Settlements and sales	0		0
Level 3 transfers, Net	0		0
Balance, end of year	7,468		3,098
Change in unrealized investment (losses) gains relating to assets held at end of year	1,901		(706)
Other invested assets
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	2,089,133		2,413,277
Realized and unrealized investment (losses) gains included in net income	286,139		86,554
Purchases	1,387,272		825,332
Settlements and sales	(997,666)	[1]	(1,233,368)
Level 3 transfers, Net	0		(2,662)
Balance, end of year	2,764,878		2,089,133
Change in unrealized investment (losses) gains relating to assets held at end of year	172,862		119,819
Sales	738,000		1,100,000
Other invested assets | Derivatives, net
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	(862)		(2,657)
Realized and unrealized investment (losses) gains included in net income	5,718		(8,217)
Purchases	3,059		5,008
Settlements and sales	(119)		5,004
Level 3 transfers, Net	0		0
Balance, end of year	7,796		(862)
Change in unrealized investment (losses) gains relating to assets held at end of year	4,018		(5,085)
Other invested assets | Corporate loans
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	1,326,143		1,879,105
Realized and unrealized investment (losses) gains included in net income	(10,668)		(10,980)
Purchases	796,236		555,780
Settlements and sales	(641,935)		(1,097,762)
Level 3 transfers, Net	0		0
Balance, end of year	1,469,776		1,326,143
Change in unrealized investment (losses) gains relating to assets held at end of year	(6,432)		31,980
Sales	404,000		981,000
Other invested assets | Notes and loan receivables and notes securitization
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	7,121		3,085
Realized and unrealized investment (losses) gains included in net income	(71)		124
Purchases	21		4,448
Settlements and sales	(496)		(536)
Level 3 transfers, Net	0		0
Balance, end of year	6,575		7,121
Change in unrealized investment (losses) gains relating to assets held at end of year	(6,895)		(979)
Other invested assets | Private equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	756,731		533,744
Realized and unrealized investment (losses) gains included in net income	291,160		105,627
Purchases	587,956		260,096
Settlements and sales	(355,116)		(140,074)
Level 3 transfers, Net	0		(2,662)
Balance, end of year	1,280,731		756,731
Change in unrealized investment (losses) gains relating to assets held at end of year	182,171		93,903
Sales	$ 334,000		$ 137,000

[1]	Includes sales of Fixed maturities, Equities and Other invested assets of $17 million, $172 million and $738 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Other invested assets included sales of corporate loans of $404 million and private equities of $334 million.
[2]	Settlements and sales of Equities and Other invested assets included sales of $26 million and $1.1 billion, respectively. Sales of Other invested assets of $1.1 billion included sales of corporate loans of $981 million and private equities of $137 million